Document And Entity Information	Nov. 13, 2021
Document Information [Line Items]
Entity, Registrant Name	YELLOWSTONE ACQUISITION COMPANY
Document, Type	8-K
Document, Period End Date	Nov. 13, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39648
Entity, Tax Identification Number	85-2732947
Entity, Address, Address Line One	1601 Dodge Street
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68102
City Area Code	402
Local Phone Number	225-6511
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001823587
Units Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	YSACU
Security Exchange Name	NASDAQ
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	YSAC
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	YSACW
Security Exchange Name	NASDAQ